UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Net Former Parent Investment [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2024			$ 3,066			$ 31,049	$ 34,115
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)			0			3,976	3,976
Net decrease in Net Former Parent Investment			(3,066)			(1,988)	(5,054)
Change in foreign currency translation adjustments							0
Balance at Jun. 30, 2025			$ 0			33,037	33,037
Beginning balance at Dec. 31, 2025							$ 0
Beginning balance (in shares) at Dec. 31, 2025							0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series G Preferred Shares							$ 4,236
Issuance of Series G Preferred Shares (in shares)							4,236
Deemed dividend on Issuance of Series G Preferred Shares (Note 11)							$ 635
Ending balance at Jun. 30, 2026							$ 4,871
Ending balance (in shares) at Jun. 30, 2026							4,236
Balance at Dec. 31, 2025	$ 1	$ 0		$ 14,036	$ 0	31,761	$ 45,798
Balance (in shares) at Dec. 31, 2025	100,000	1,542
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)				0	0	(1,092)	(1,092)
Excess Consideration over acquired assets	$ 0	$ 0		(24,335)	403	0	(23,932)
Change in foreign currency translation adjustments	0	0		0	(165)	0	(165)
Deemed dividend on Series G Preferred Shares issuance (Note 11)	0	0		0	0	(635)	(635)
Dividends of preferred shares (Note 11)	0	0		0	0	(183)	(183)
Equity issuance costs (Note 9)	0	0		(1,806)	0	0	(1,806)
Fractional shares	0	$ 0		0	0	0	0
Fractional shares (in shares)		(22)
Deemed dividend on warrant Inducement	0	$ 0		0	0	(26)	(26)
Incremental fair value of the Class C warrants	0	0		26	0	0	26
Issuance of common stock including the exercise of warrants (Note 9)	0	$ 6		32,494	0	0	32,500
Issuance of common stock including the exercise of warrants (Note 9) (in shares)		603,492
Balance at Jun. 30, 2026	$ 1	$ 6		$ 20,415	$ 238	$ 29,825	$ 50,485
Balance (in shares) at Jun. 30, 2026	100,000	605,012